Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2013	Dec. 30, 2012	Jan. 01, 2012
Currently payable:
U.S. taxes	$ 594	$ 2,023	$ 2,392
International taxes	1,653	1,277	1,133
Total currently payable	2,247	3,300	3,525
Deferred:
U.S. taxes	(251)	(120)	(690)
International taxes	(356)	81	(146)
Total deferred	(607)	(39)	(836)
Provision for taxes on income	$ 1,640	$ 3,261	$ 2,689